Consortia (partnerships) in E&P activities (Tables)	12 Months Ended
Dec. 31, 2024
Consortia Partnerships In Ep Activities
Schedule of production referring to petrobras's participation

Field	Location	Petrobras interest	Partners interest	Petrobras production portion in 2024 (mboed)	Regime
Tupi	Santos basin pre-salt	65%	Shell - 25% Petrogal - 10%	666	Concession
Búzios ECO	Santos basin pre-salt	85%	CNODC - 10% CNOOC - 5%	501	Production sharing
Mero	Santos basin pre-salt	40%	TotalEnergies - 20% Shell - 20% CNODC - 10% CNOOC – 10%	136	Production sharing
Roncador	Campos basin	75%	Equinor - 25%	85	Concession
Sapinhoá	Santos basin pre-salt	45%	Shell - 30% Repsol Sinopec - 25%	77	Concession
Atapu ECO	Santos basin pre-salt	52.5%	Shell - 25% TotalEnergies - 22.5%	47	Production sharing
Berbigão	Santos basin pre-salt	42.5%	Shell - 25% TotalEnergies - 22.5% Petrogal - 10%	31	Concession
Sururu	Santos basin pre-salt	42.5%	Shell - 25% TotalEnergies - 22.5% Petrogal - 10%	29	Concession
Tartaruga Verde	Campos basin	50.0%	Petronas - 50%	26	Concession
Sépia ECO	Santos basin pre-salt	30%	TotalEnergies - 28% Petronas - 21% Qatar - 21%	19	Production sharing
Total				1,617

Schedule of reimbursements payable relating to the execution

	2024	2023
Opening balance	462	407
Additions to PP&E, net of write-offs	230	17
Payments made	(1)	(56)
Other income and expenses	16	62
Translation adjustments	(130)	32
Closing balance (1)	577	462
(1) Notably Berbigão, Sururu and Agulhinha.